INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY AND EFFECTIVE TAX EXPENSES

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
	2023	2022	2021
Loss before tax from continuing operations	$(6,594,442)	$(1,807,231)	$(211,378)
Income (loss) before tax from discontinued operations (including gain on disposal)	-	5,332,431	(21,246)

Tax expense (credit) at the statutory tax rates	(345,649)	585,482	(41,154)
Tax effect on non-assessable income	(54)	(881,837)	(31,014)
Tax effect on non-deductible expenses	219,160	300,899	62,313
Tax effect on tax losses not recognized	145,108	81,105	50,494
Tax effect on utilization of tax losses	(18,565)	(85,649)	(40,639)
Income tax	$-	$-	$-

SCHEDULE OF EFFECTIVE TAX RATE

The Company’s effective tax rate was as follows as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022

Statutory rates in HK SAR	16.5%	16.5%
Statutory rates in Taiwan	20.0%	20.0%
Statutory rates in Singapore	17.0%	17.0%
Tax effect of income not taxable in HK SAR	(16.5)%	(16.5)%
Tax effect on utilization of tax losses in Taiwan	(20.0)%	(20.0)%
Tax effect of income not taxable in Singapore	(17.0)%	(17.0)%
The Company’s effective tax rate	0.0%	0.0%